SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Aggregate Cost And Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate cost basis	$ 11,698	$ 1,462
Gross unrealized gain	313
Aggregate fair value	$ 12,011	$ 1,462